Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2021	Mar. 31, 2021
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 210,142	¥ 475,023
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,884)	(21,472)
Available-for-sale debt Securities, 12 months or more Fair value	510,171	264,105
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(24,775)	(10,177)
Available-for-sale debt Securities, Total Fair value	720,313	739,128
Available-for-sale debt Securities, Total Gross unrealized losses	(28,659)	(31,649)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	210,142	475,023
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,884)	(21,472)
Available-for-sale debt Securities, 12 months or more Fair value	510,171	264,105
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(24,775)	(10,177)
Available-for-sale debt Securities, Total Fair value	720,313	739,128
Available-for-sale debt Securities, Total Gross unrealized losses	(28,659)	(31,649)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	64,658	48,367
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(307)	(519)
Available-for-sale debt Securities, 12 months or more Fair value	46,458	63,316
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,896)	(2,213)
Available-for-sale debt Securities, Total Fair value	111,116	111,683
Available-for-sale debt Securities, Total Gross unrealized losses	(2,203)	(2,732)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	61,745	45,486
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(186)	(399)
Available-for-sale debt Securities, 12 months or more Fair value	46,458	63,316
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,896)	(2,213)
Available-for-sale debt Securities, Total Fair value	108,203	108,802
Available-for-sale debt Securities, Total Gross unrealized losses	(2,082)	(2,612)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	153,000	231,552
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,613)	(5,798)
Available-for-sale debt Securities, 12 months or more Fair value	144,775	141,559
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,719)	(4,938)
Available-for-sale debt Securities, Total Fair value	297,775	373,111
Available-for-sale debt Securities, Total Gross unrealized losses	(8,332)	(10,736)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	153,000	231,552
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,613)	(5,798)
Available-for-sale debt Securities, 12 months or more Fair value	144,775	141,559
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,719)	(4,938)
Available-for-sale debt Securities, Total Fair value	297,775	373,111
Available-for-sale debt Securities, Total Gross unrealized losses	(8,332)	(10,736)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	327	345
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1)	(6)
Available-for-sale debt Securities, 12 months or more Fair value	19,860	24,782
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(788)	(1,754)
Available-for-sale debt Securities, Total Fair value	20,187	25,127
Available-for-sale debt Securities, Total Gross unrealized losses	(789)	(1,760)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	327	345
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1)	(6)
Available-for-sale debt Securities, 12 months or more Fair value	19,860	24,782
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(788)	(1,754)
Available-for-sale debt Securities, Total Fair value	20,187	25,127
Available-for-sale debt Securities, Total Gross unrealized losses	(789)	(1,760)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	8,665	4,296
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(45)	(112)
Available-for-sale debt Securities, 12 months or more Fair value	22,705	29,750
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(889)	(1,152)
Available-for-sale debt Securities, Total Fair value	31,370	34,046
Available-for-sale debt Securities, Total Gross unrealized losses	(934)	(1,264)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	8,665	4,296
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(45)	(112)
Available-for-sale debt Securities, 12 months or more Fair value	22,705	29,750
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(889)	(1,152)
Available-for-sale debt Securities, Total Fair value	31,370	34,046
Available-for-sale debt Securities, Total Gross unrealized losses	(934)	(1,264)
Equity security
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	436,792	759,583
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,850)	(27,907)
Available-for-sale debt Securities, 12 months or more Fair value	743,969	523,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(35,067)	(20,234)
Available-for-sale debt Securities, Total Fair value	1,180,761	1,283,095
Available-for-sale debt Securities, Total Gross unrealized losses	(40,917)	(48,141)
Equity security | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	433,879	756,702
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,729)	(27,787)
Available-for-sale debt Securities, 12 months or more Fair value	743,969	523,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(35,067)	(20,234)
Available-for-sale debt Securities, Total Fair value	1,177,848	1,280,214
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (40,796)	¥ (48,021)